New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Significant changes in financial statement line items due to application of IFRS16 [line items]
Decrease in other current assets		$ 24,290	$ 743,519	$ (4,397,764)	$ (8,640,111)
Decrease in other payables		$ (10,856)	$ (332,290)	$ 727,300	$ 370,635
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Significant changes in financial statement line items due to application of IFRS16 [line items]
Decrease in other current assets	$ (15,000)
Increase in right-of-use assets	8,578,000
Decrease in other noncurrent assets	(2,621,000)
Decrease in other payables	(40,000)
Increase in lease liabilities	6,006,000
Decrease in additional paid-in capital-other	(10,000)
Decrease in other components of equity	$ (14,000)